Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 433,000
Previously Paid Amount	0.00
Total Fee Amount	66.29
Total Offset Amount	0.00
Net Fee	66.29
Narrative - Max Aggregate Offering Price	$ 433,000
Final Prospectus	true